Investment	3 Months Ended
Mar. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Investment
4. Investments
The following tables summarize the Company’s investments, all of which are classified as available-for-sale
and recorded at fair value:

	March 31, 2023
	Amortization Cost	Unrealized Loss	Fair Market Value
Short-term marketable securities	25,799	(2)	25,797

	$25,799	$(2)	$25,797

	December 31, 2022
	Amortization Cost	Unrealized Loss	Fair Market Value
Short-term marketable securities	31,280	(317)	31,143

	$31,280	$(317)	$31,143

The Company’s short-term marketable securities were held in investment advisory accounts with SVB Asset Management (SAM). On March 27, 2023, following the closure of SVB, SAM’s former parent company, and the creation of SVBB, the FDIC entered into a purchase and assumption agreement for certain assets of SVBB with First-Citizens Bank & Trust Company (FCB). As a result of this transaction, SAM became a wholly owned subsidiary of FCB. Although the accounts are held under the terms in place prior to the transaction, the Company is actively working to move these accounts to another financial institution.
The Company determines the appropriate classification of investments at the time of purchase and reviews any investment when its fair value is less than its amortized cost and when evidence indicates that the investment’s carrying amount is not recoverable within a reasonable period of time. The Company evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, the Company considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency, and adverse conditions specifically related to the security, among other factors. If this assessment indicates that a credit loss may exist, the present value of cash flows expected to be collected from the investment is compared to its amortized cost basis. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for credit losses is recorded on the consolidated balance sheet, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that is not related to a credit loss is recognized in other comprehensive (loss) income. The unrealized losses at March 31, 2023 and December 31, 2022 were attributable to changes in interest rates and do not represent credit losses.
At March 31, 2023 and December 31, 2022 the Company held 9 and 14 debt securities, respectively, that were in an unrealized loss position. The Company does not intend to sell the investments before recovery of their amortized cost bases, which may be at maturity. All investments mature within twelve months from March 31, 2023. The following tables summarize the Company’s debt securities in an unrealized loss position, aggregated by length of time in a continuous unrealized loss position.

	March 31, 2023
	Less than 12 Months		More than 12 Months		Total
	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss
Short-term marketable securities in unrealized loss position	$8,407	$(21)	$9,943	$(54)	$18,350	$(75)

	$8,407	$(21)	$9,943	$(54)	$18,350	$(75)

	December 31, 2022
	Less than 12 Months		More than 12 Months		Total
	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss	Fair Market Value	Unrealized Loss
Short-term marketable securities in unrealized loss position	$17,303	$(78)	$9,927	$(135)	$27,230	$(213)

	$17,303	$(78)	$9,927	$(135)	$27,230	$(213)